Debt - Additional Information (Detail) (USD $)	6 Months Ended			12 Months Ended					0 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended					12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended								3 Months Ended	6 Months Ended				6 Months Ended					6 Months Ended			6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Mar. 14, 2011 11.5% Senior Secured Notes	Jun. 30, 2012 11.5% Senior Secured Notes	Dec. 31, 2011 11.5% Senior Secured Notes		Jan. 31, 2010 11.5% Senior Secured Notes	Jun. 30, 2009 11.5% Senior Secured Notes	Jun. 30, 2012 11.75% Senior Secured Notes		Jun. 30, 2012 11.75% Secured Notes		Jun. 30, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes	Aug. 31, 2006 Second Priority Senior Secured Floating Rate Notes	Jun. 30, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	May 31, 2012 VERSO PAPER HOLDINGS LLC Revolving Credit Facility	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC Revolving Credit Facility	May 04, 2012 VERSO PAPER HOLDINGS LLC Revolving Credit Facility	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC Asset Based Loan Facility Revolving Credit Facility	May 04, 2012 VERSO PAPER HOLDINGS LLC Asset Based Loan Facility Revolving Credit Facility	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC Asset Based Loan Facility Letter of Credit	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC Cash Flow Facility Revolving Credit Facility	May 04, 2012 VERSO PAPER HOLDINGS LLC Cash Flow Facility Revolving Credit Facility	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC 11.5% Senior Secured Notes	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC 11.5% Senior Secured Notes	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC 11.5% Senior Secured Notes From available Cash	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC 11.75% Senior Secured Notes	Mar. 21, 2012 VERSO PAPER HOLDINGS LLC 11.75% Senior Secured Notes	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC 11.75% Secured Notes	May 11, 2012 VERSO PAPER HOLDINGS LLC 11.75% Secured Notes	May 11, 2012 VERSO PAPER HOLDINGS LLC 11.75% Secured Notes Exchange Offer One	May 11, 2012 VERSO PAPER HOLDINGS LLC 11.75% Secured Notes Exchange Offer Two	May 11, 2012 VERSO PAPER HOLDINGS LLC Second Priority Senior Secured Floating Rate Notes	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC Second Priority Senior Secured Floating Rate Notes Exchange Offer One	May 11, 2012 VERSO PAPER HOLDINGS LLC Second Priority Senior Secured Floating Rate Notes Exchange Offer One	May 11, 2012 VERSO PAPER HOLDINGS LLC 11.38% Senior Subordinated Notes	Jun. 30, 2012 VERSO PAPER HOLDINGS LLC 11.38% Senior Subordinated Notes Exchange Offer Two	May 11, 2012 VERSO PAPER HOLDINGS LLC 11.38% Senior Subordinated Notes Exchange Offer Two
Debt Instrument [Line Items]
Credit facility, borrowing capacity																											$ 200,000,000		$ 150,000,000			$ 50,000,000
Debt issuance costs, deferred																											9,800,000										9,600,000
weighted-average interest rate																										2.25%
Credit facility, maturity date																									May 04, 2017
Principal amount of second-lien notes, 11.38% senior subordinated notes, or senior unsecured term loan outstanding as of the 91 days prior to scheduled maturity																											100,000,000
Credit Facility, outstanding																												40,000,000		42,300,000
Credit facility, remaining borrowing capacity																												67,700,000			50,000,000
Notes redeemed																																	44,400,000	44,400,000
Notes, Interest rate										11.50%	11.50%	[1]			11.75%	[2]	11.75%	[3]				11.38%	11.38%	11.38%									11.50%	11.50%			11.75%		11.75%								11.38%
Notes, maturity date											2014									2014			2016										2014	2014
Gain (loss) on early extinguishment of debt	(8,244,000)		(26,091,000)	(26,091,000)		255,000		31,266,000	(3,600,000)																								(4,600,000)	(34,500,000)				26,300,000
Notes repurchased and retired																																		270,600,000
Notes, principal amount													25,000,000	325,000,000							250,000,000			300,000,000													345,000,000		271,600,000
Notes, maturity date										Jul. 01, 2014 [2]	Jul. 01, 2014	[1]			Jan. 15, 2019	[3]	Jan. 15, 2019		Aug. 01, 2014	Aug. 01, 2014		Aug. 01, 2016	Aug. 01, 2016													Jan. 15, 2019		Jan. 15, 2019
Repayment of secured debt																																		332,000,000	600,000								5,000,000
Notes retired exchange offer																																												166,900,000			157,500,000
Notes issued exchange offer																																								166,900,000	104,700,000
Repayment of debt																																														17,300,000
Debt issuance costs, deferred																																							5,400,000
Notes, outstanding amount	$ 1,226,788,000	[4]		$ 1,201,077,000	[4]	$ 1,172,736,000	[4]																																			$ 13,300,000			$ 142,500,000

[1]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.
[2]	Par value of $315,000 on December 31, 2011.
[3]	Par value of $345,000 on June 30, 2012.
[4]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.